UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-07324
                                                      ---------


                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2006
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                      Shares           (Note 1)                                          Shares           (Note 1)
-------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - 98.75%                                               Healthcare - Products - 3.13%
                                                                     *  American Medical Systems
Advertising - 1.55%                                                        Holdings Inc.                  5,400       $    122,364
*  Ventiv Health, Inc.                 4,500         $    114,705    *  Staar Surgical Co.               14,600            108,478
                                                     ------------                                                     ------------
                                                                                                                           230,842
                                                                                                                      ------------
Apparel - 3.89%                                                      Healthcare - Services - 4.56%
*  Quicksilver Inc.                    8,100              113,562    *  Centene Corp.                     4,300            113,047
*  True Religion Apparel Inc.          7,400              173,604    *  Genesis HealthCare Corp.          2,302             84,284
                                                     ------------    *  LHC Group Inc.                    5,900             93,810
                                                          287,166    *  LifePoint Hospitals Inc.          1,475             45,504
                                                     ------------    *  Medical Resources Inc.            4,885                  1
Auto Parts & Equipment - 2.17%                                                                                        ------------
*  Keystone Automotive                                                                                                     336,646
      Industries Inc.                  4,200              159,768                                                     ------------
                                                     ------------
                                                                     Housewares - 1.42%
Biotechnology - 1.34%                                                   Lifetime Brands Inc.              4,800            104,880
*  Nektar Therapeutics                 5,000               99,000                                                     ------------
                                                     ------------
                                                                     Internet - 7.04%
Coal - 1.58%                                                         *  Chordiant Software, Inc.         41,700            127,185
   CONSOL Energy, Inc.                 1,600              116,640    *  Equinix Inc.                      2,600            122,018
                                                     ------------    *  iVillage Inc.                    17,700            133,104
                                                                     *  Secure Computing Corp.            9,400            136,864
Commercial Services - 1.69%                                                                                           ------------
*  The Advisory Board Co.              2,500              124,950                                                          519,171
                                                     ------------                                                     ------------
                                                                     Investment Company - 1.69%
Computer Services - 6.10%                                            u  American Capital
*  Cognizant Technology                                                 Strategies, Ltd.                  3,500            124,425
      Solutions Corp.                  4,550              238,283                                                     ------------
   Factset Research Systems Inc.       2,200               87,736
u  Xyratex Ltd.                        5,500              124,135    Lodging - 1.53%
                                                     ------------    u  Orient-Express Hotels Ltd.        3,500            112,980
                                                          450,154                                                     ------------
                                                     ------------
Cosmetics/Personal Care - 1.00%                                      Media - 0.88%
*  Elizabeth Arden Inc.                3,500               73,990    *  WorldSpace Inc.                   5,114             64,948
                                                     ------------                                                     ------------

Electric - 1.12%                                                     Miscellaneous Manufacturing - 2.04%
*  Reliant Energy Inc.                 8,200               82,984    *  American Railcar
                                                     ------------          Industries Inc.                1,500             44,819
                                                                        Reddy Ice Holdings Inc.           4,700            105,703
Electrical Components & Equipment - 1.33%                                                                             ------------
*  Power-One, Inc.                    16,200               97,848                                                          150,522
                                                     ------------                                                     ------------
                                                                     Oil & Gas - 3.17%
Engineering & Construction - 4.44%                                      Range Resources Corp.             4,950            147,857
*  Infrasource Services, Inc.          9,100              145,873    *  Western Refining Inc.               460             86,250
*  McDermott International Inc.        3,500              182,000                                                     ------------
                                                     ------------                                                          234,107
                                                          327,873                                                     ------------
                                                     ------------    Packaging & Containers - 2.00%
Entertainment - 1.00%                                                *  Crown Holdings Inc.               7,900            147,809
*  Scientific Games Corp.              2,300               73,715                                                     ------------
                                                     ------------


                                                                                                                         (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                      Shares           (Note 1)                                          Shares           (Note 1)
-------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Transportation - 3.78%
                                                                        Seaspan Corp.                     3,300       $     65,934
Pharmaceuticals - 6.50%                                              *  Swift Transportation Co., Inc.    4,500            106,335
*  Anadys Pharmaceuticals Inc.         5,200         $     57,044    *  Universal Truckload
*  Conor Medsystems Inc.               6,700              157,383          Services Inc.                  4,538            107,006
*  Isis Pharmaceuticals Inc.          26,300              142,283                                                     ------------
*  Viropharma Inc.                     5,300              123,013                                                          279,275
                                                     ------------                                                     ------------
                                                          479,723
                                                     ------------    Total Common Stock (Cost $6,159,300)                7,287,832
                                                                                                                      ------------
Real Estate Investment Trust - 1.09%
   Medical Properties Trust Inc.       8,400               80,304    Total Investments
                                                     ------------       (Cost $6,159,300) - 98.75%                    $  7,287,832
                                                                     Other Assets Less Liabilities - 1.25%                  92,096
Retail - 5.75%                                                                                                        ------------
*  Casual Male Retail Group, Inc.     18,247              137,400
   Christopher & Banks Corp.           5,400              106,866    Net Assets - 100.00%                             $  7,379,928
   Circuit City Stores, Inc.           7,128              179,697                                                     ============
                                                     ------------
                                                          423,963
                                                     ------------    *  Non-income producing investment.
Semiconductors - 13.70%                                              u  American Depositary Receipt.
*  Anadigics Inc.                     16,300              108,232
*  Axcelis Technologies                1,100               69,520    The following abbreviation is used in this portfolio:
*  FSI International, Inc.            17,832               98,789
*  LTX Corporation                    31,800              172,674    Ltd. - Limited (Various)
*  MEMC Electronic Materials Inc.      3,300               94,314
*  PMC-Sierra Inc.                     9,100               86,086
u  PowerDsine Ltd.                    15,270              110,860    Aggregate   cost  for   federal   income   tax   purposes  is
*  Silicon Image Inc.                 13,000              150,410    $6,159,592.   Unrealized    appreciation /(depreciation)   of
*  Teradyne, Inc.                      6,900              120,198    investments for federal income  tax purposes is as follows:
                                                     ------------
                                                        1,011,083
                                                     ------------    Aggregate gross unrealized appreciation           $  1,442,715
Software - 5.13%                                                     Aggregate gross unrealized depreciation               (314,475)
*  Activision, Inc.                    9,933              142,439                                                      ------------
   Blackbaud Inc.                      2,900               49,851    Net unrealized appreciation                       $  1,128,240
*  inPhonic Inc.                       7,800               65,676                                                      ============
*  OpenTV Corp.                       42,000              120,960
                                                     ------------
                                                          378,926
                                                     ------------
Telecommunications - 6.85%
*   Arris Group, Inc.                 14,200              166,992
u   Nice Systems Ltd.                  2,200              116,006
*   SafeNet Inc.                       4,200              131,964
*   Sonus Networks, Inc.              19,300               90,324
                                                     ------------
                                                          505,286
                                                     ------------
Toys/Games/Hobbies - 1.28%
*  RC2 Corp.                           2,700               94,149
                                                     ------------


                                                                                                                         (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

-------------------------------------------------------------------  ---------------------------------------------------------------

-------------------------------------------------------------------  ---------------------------------------------------------------
Summary of Investments by Industry
                                       % of Net
Industry                                Assets           Value       Note 1 - Investment Valuation
-----------------------------------------------------------------
Advertising                              1.55%       $    114,705    The Fund's  investments  in securities  are carried at value.
Apparel                                  3.89%            287,166    Securities  listed on an  exchange  or  quoted on a  national
Auto Parts & Equipment                   2.17%            159,768    market  system are valued at the last sales  price as of 4:00
Biotechnology                            1.34%             99,000    p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
Coal                                     1.58%            116,640    over-the-counter  market are  generally  valued at the NASDAQ
Commercial Services                      1.69%            124,950    Official  Closing  Price.  Other  securities  traded  in  the
Computer Services                        6.10%            450,154    over-the-counter  market and listed  securities  for which no
Cosmetics/Personal Care                  1.00%             73,990    sale was  reported on that date are valued at the most recent
Electric                                 1.12%             82,984    bid price.  Securities  and  assets for which  representative
Electrical Components & Equipment        1.33%             97,848    market  quotations are not readily  available  (e.g.,  if the
Engineering & Construction               4.44%            327,873    exchange  on which  the  portfolio  security  is  principally
Entertainment                            1.00%             73,715    traded closes early or if trading of the particular portfolio
Healthcare - Products                    3.13%            230,842    security is halted  during the day and does not resume  prior
Healthcare - Services                    4.56%            336,646    to the Fund's net asset value calculation) or which cannot be
Housewares                               1.42%            104,880    accurately valued using the Fund's normal pricing  procedures
Internet                                 7.04%            519,171    are valued at fair value as  determined  in good faith  under
Investment Company                       1.69%            124,425    policies  approved by the  Trustees.  A portfolio  security's
Lodging                                  1.53%            112,980    "fair value"  price may differ from the price next  available
Media                                    0.88%             64,948    for that  portfolio  security using the Fund's normal pricing
Miscellaneous Manufacturing              2.04%            150,522    procedures.  Investment  companies  are  valued  at net asset
Oil & Gas                                3.17%            234,107    value.  Instruments  with  maturities  of 60 days or less are
Packaging & Containers                   2.00%            147,809    valued at amortized cost, which approximates market value.
Pharmaceuticals                          6.50%            479,723
Real Estate Investment Trust             1.09%             80,304
Retail                                   5.75%            423,963
Semiconductors                          13.70%          1,011,083
Software                                 5.13%            378,926
Telecommunications                       6.85%            505,286
Toys/Games/Hobbies                       1.28%             94,149
Transportation                           3.78%            279,275
-----------------------------------------------------------------
Total                                   98.75%       $  7,287,832

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                      Shares           (Note 1)                                          Shares           (Note 1)
-------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - 99.83%                                               Insurance - 5.17%
                                                                        AFLAC, Inc.                      10,300       $    483,585
Aerospace/Defense - 0.41%                                               CIGNA Corporation                 5,745            698,592
   Rockwell Collins, Inc.              2,000         $     93,840                                                     ------------
                                                     ------------                                                        1,182,177
                                                                                                                      ------------
Agriculture - 3.04%                                                  Internet - 8.17%
   Monsanto Company                    8,200              693,802    *  CheckFree Corporation             6,100            316,102
                                                     ------------    *  Emdeon Corporation               38,400            358,656
                                                                     *  Google Inc.                       1,347            541,494
Banks - 1.67%                                                        *  Symantec Corporation             26,233            482,163
   Commerce Bancorp, Inc.             11,400              381,216    *  Yahoo! Inc.                       4,900            168,266
                                                     ------------                                                     ------------
                                                                                                                         1,866,681
                                                                                                                      ------------
Biotechnology - 3.02%                                                Investment Company - 1.88%
*  Celegne Corporation                 9,700              690,155       American Capital
                                                     ------------          Strategies, Ltd.              12,100            430,155
                                                                                                                      ------------
Commercial Services - 1.39%
*  Apollo Group, Inc.                  5,700              317,319    Lodging - 3.98%
                                                     ------------    *  Kerzner International Ltd.        6,600            430,584
                                                                     *  Wynn Resorts, Ltd.                7,400            477,892
                                                                                                                      ------------
Computer Services - 6.96%                                                                                                  908,476
*  Cadence Design Systems, Inc.       17,400              307,284                                                     ------------
*  EMC Corporation                    37,400              501,160    Media - 3.40%
   FactSet Research                                                  u  Grupo Televisa SA de CV           4,700            392,685
      Systems, Inc.                   10,700              426,716    *  XM Satellite Radio
*  Seagate Technology                 13,600              354,688          Holdings Inc.                 14,700            384,846
                                                     ------------                                                     ------------
                                                        1,589,848                                                          777,531
                                                     ------------                                                     ------------
                                                                     Oil & Gas Services - 1.77%
Diversified Financial Services - 4.86%                               *  National-Oilwell Varco, Inc.      5,300            403,171
   Capital One Financial                                                                                              ------------
      Corporation                      8,000              666,400
   Chicago Mercantile Exchange                                       Packaging & Containers - 1.89%
      Holdings, Inc.                   1,050              444,412    *  Crown Holdings Inc.              23,100            432,201
                                                     ------------                                                     ------------
                                                        1,110,812
                                                     ------------    Pharmaceuticals - 7.20%
                                                                     *  Caremark Rx, Inc.                 9,300            458,490
Electric - 1.77%                                                        Omnicare, Inc.                    4,100            203,770
*  Reliant Energy Inc.                40,000              404,800    u  Teva Pharmaceutical
                                                     ------------          Industries Ltd.               11,270            480,440
                                                                     *  Viropharma Inc.                  21,700            503,657
Engineering & Construction - 2.59%                                                                                    ------------
*  McDermott International, Inc.      11,400              592,800                                                        1,646,357
                                                     ------------                                                     ------------

Healthcare - Products - 4.93%                                        Retail - 5.52%
*  Boston Scientific Corporation      17,800              389,286       Best Buy Co., Inc.                9,000            455,940
*  St. Jude Medical, Inc.             15,000              736,950       Circuit City Stores, Inc.        18,700            471,427
                                                     ------------
                                                        1,126,236     *  Copart, Inc.                    13,300            335,027
                                                     ------------                                                     ------------
Healthcare - Services - 3.29%                                                                                            1,262,394
*  Humana Inc.                         9,800              546,546                                                     ------------
*  Tenet Healthcare Corporation       28,300              205,741
                                                     ------------
                                                          752,287
                                                     ------------



                                                                                                                         (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                      Shares           (Note 1)
-------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          * Non-income producing investment.

Semiconductors - 15.39%                                              (B)  Restricted  security - A restricted  security  cannot be
   Applied Materials, Inc.            28,400         $    541,020         resold to the general public without prior  registration
*  Broadcom Corporation                8,900              606,980         under the Securities Act of 1933.  Restricted securities
*  MEMC Electronic Materials, Inc.    24,100              688,778         are valued  according to the  guidelines  and procedures
   Microchip Technology, Inc.         13,400              502,634         adopted  by the Board of  Trustees.  The Fund  currently
*  PMC-Sierra, Inc.                   37,600              355,696         holds 227,208 shares of Pamlico  Short-Term  Income Fund
*  Teradyne, Inc.                     28,000              487,760         at a cost of $227,208.  The sale of this  investment has
   Xilinx, Inc.                       11,900              335,104         been  restricted and has been valued in accordance  with
                                                     ------------         the  guidelines  adopted by the Board of  Trustees.  The
                                                        3,517,972         total fair value of this security at January 31, 2006 is
                                                     ------------         $227,208, which represents 0.99% of net assets. See Note
Software - 2.29%                                                          2 for additional  information about restricted  security
*  Activision, Inc.                   36,544              524,041         transactions.
                                                     ------------    u    American Depositary Receipt.

Telecommunications - 7.11%
*  Comverse Technology, Inc.          20,300              556,017    The following abbreviations are used in this portfolio:
*  Corning Incorporated               23,800              579,530    Ltd. - Limited (Various)
   Qualcomm, Inc.                     10,200              489,192    SA de CV - Convertible Securities (Mexican)
                                                     ------------
                                                        1,624,739
                                                     ------------
Transportation - 2.13%                                               Note 1 - Investment Valuation
*  Swift Transportation Co., Inc.     20,600              486,778
                                                     ------------    The Fund's  investments  in securities  are carried at value.
                                                                     Securities  listed on an  exchange  or  quoted on a  national
Total Common Stocks (Cost $17,831,221)                 22,815,788    market  system are valued at the last sales  price as of 4:00
                                                     ------------    p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
                                                                     over-the-counter  market are  generally  valued at the NASDAQ
PRIVATE INVESTMENT COMPANY - 0.99%                                   Official  Closing  Price.  Other  securities  traded  in  the
(B)Pamlico Short-Term Income Fund                                    over-the-counter  market and listed  securities  for which no
      (Cost $227,208)                227,208              227,208    sale was  reported on that date are valued at the most recent
                                                     ------------    bid price.  Securities  and  assets for which  representative market  quotations are not readily  available  (e.g.,  if the
Total Investments                                                    exchange  on which  the  portfolio  security  is  principally
      (Cost $18,058,429) - 100.82%                   $ 23,042,996    traded  closes  early  or if the  trading  of the  particular
Liabilities in Excess of Other Assets - (0.82%)          (188,422)   portfolio  security  is  halted  during  the day and does not
                                                     ------------    resume  prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued  using the Fund's  normal
Net Assets - 100.00%                                 $ 22,854,574    pricing  procedures are valued at fair value as determined in
                                                     ============    good  faith  under  policies  approved  by  the  Trustees.  A portfolio  security's  "fair value" price may differ from the
Aggregate  cost for federal  income tax purposes is  $18,062,612.    price next  available for that  portfolio  security using the
Unrealized appreciation/(depreciation) of investments for federal    Fund's normal pricing  procedures.  Investment  companies are
income tax purposes is as follows:                                   valued at net asset value.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
Aggregate gross unrealized appreciation              $  5,510,420
Aggregate gross unrealized depreciation                  (530,036)
                                                     ------------
Net unrealized appreciation                          $  4,980,384
                                                     ============


                                                                                                                         (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

-------------------------------------------------------------------  ---------------------------------------------------------------

-------------------------------------------------------------------  ---------------------------------------------------------------

Note 2 - Restricted Security Transactions

Although Pamlico  Short-Term  Income Fund  ("Pamlico")  meets the
definition   of  a   restricted   security  as  defined  in  Reg.
ss.210.6-03  (f) of Regulation S-X of the Securities and Exchange
Commission,  the Board has determined that a restricted security, as indicated as a fundamental  limitation of the Fund,  must also be illiquid  (i.e. the fund cannot  reasonably  expect to receive the amount at which it values the  security  within  seven days).
Pamlico is  designed as an  overnight  sweep  instrument  for the funds and as such,  investments in this security are available on demand.



Summary of Investments by Industry
                                          % of Net
Industry                                   Assets        Value
-----------------------------------------------------------------
Aerospace/Defense                           0.41%    $     93,840
Agriculture                                 3.04%         693,802
Banks                                       1.67%         381,216
Biotechnology                               3.02%         690,155
Commercial Services                         1.39%         317,319
Computer Services                           6.96%       1,589,848
Diversified Financial Services              4.86%       1,110,812
Electric                                    1.77%         404,800
Engineering & Construction                  2.59%         592,800
Healthcare - Products                       4.93%       1,126,236
Healthcare - Services                       3.29%         752,287
Insurance                                   5.17%       1,182,177
Internet                                    8.17%       1,866,681
Investment Company                          1.88%         430,155
Lodging                                     3.98%         908,476
Media                                       3.40%         777,531
Oil & Gas Services                          1.77%         403,171
Packaging & Containers                      1.89%         432,201
Pharmaceuticals                             7.20%       1,646,357
Private Investment Company                  0.99%         227,208
Retail                                      5.52%       1,262,394
Semiconductors                             15.39%       3,517,972
Software                                    2.29%         524,041
Telecommunications                          7.11%       1,624,739
Transportation                              2.13%         486,778
-----------------------------------------------------------------
Total                                     100.82%    $ 23,042,996


THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                      Shares           (Note 1)                                          Shares           (Note 1)
-------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - 99.80%                                               Internet - 5.48%
                                                                     *  Google Inc.                      40,756       $ 17,657,537
Aerospace/Defense - 0.65%                                            *  Symantec Corporation            830,900         15,271,942
   Rockwell Collins, Inc.             96,400         $  4,523,088    *  Yahoo! Inc.                     149,000          5,116,660
                                                     ------------                                                     ------------
                                                                                                                        38,046,139
Agriculture - 3.09%                                                                                                   ------------
   Monsanto Company                  253,600           21,457,096    Lodging - 2.62%
                                                     ------------       Starwood Hotels & Resorts
                                                                           Worldwide, Inc.              298,630         18,159,690
                                                                                                                      ------------
Auto Manufacturers - 1.97%
u  Honda Motor Company, Ltd          482,100           13,715,745    Media - 7.92%
                                                     ------------    *  Comcast  Corporation            501,421         13,899,390
                                                                        Time Warner, Inc.               911,500         15,978,595
Banks - 1.95%                                                           The Walt Disney Company         516,300         13,067,553
   Commerce Bancorp, Inc.            405,100           13,546,544    *  XM Satellite Radio
                                                     ------------          Holdings Inc.                459,100         12,019,238
                                                                                                                      ------------
                                                                                                                        54,964,776
Commercial Services - 1.38%                                                                                           ------------
*  Apollo Group, Inc.                171,700            9,558,539
                                                     ------------    Miscellaneous - Manufacturing - 2.18%
                                                                        3M Co.                           48,920          3,558,930
Computer Services - 1.95%                                               Tyco International Ltd.         444,740         11,585,477
*  EMC Corporation                 1,011,430           13,553,162                                                     ------------
                                                     ------------                                                       15,144,407
                                                                                                                      ------------
Cosmetics/Personal Care - 2.49%
   Procter & Gamble Company          291,850           17,286,275    Oil & Gas - Equipment & Services - 5.07%
                                                     ------------    *  National-Oilwell, Inc.          174,525         13,276,117
                                                                     *  Transocean Inc.                 170,900         13,868,535
Diversified Financial Services - 10.99%                                 Valero Energy Corporation       129,490          8,084,061
   American Express Company          353,200           18,525,340                                                     ------------
   Capital One Financial                                                                                                35,228,713
      Corporation                    260,100           21,666,330                                                     ------------
   Chicago Mercantile Exchange                                       Pharmaceuticals - 8.84%
      Holdings, Inc.                  31,394           13,287,511    *  Caremark Rx, Inc.               262,600         12,946,180
   Goldman Sachs Group, Inc.         161,900           22,868,375    u  GlaxoSmithKline plc             280,600         14,377,944
                                                     ------------    u  Novartis AG                     270,325         14,911,127
                                                       76,347,556    u  Teva Pharmaceutical
                                                     ------------          Industries Ltd.              449,720         19,171,564
Electric - 2.84%                                                                                                      ------------
   Constellation Energy Group        101,100            5,891,097                                                       61,406,815
   TXU Corporation                   273,400           13,844,976                                                     ------------
                                                     ------------    Retail - 6.67%
                                                       19,736,073       Best Buy Co., Inc.              278,800         14,124,008
                                                     ------------       Target Corporation              307,650         16,843,838
Healthcare - Products - 4.69%                                           TJX Companies, Inc.             600,795         15,338,296
*  Boston Scientific Corporation     543,375           11,883,611                                                     ------------
*  St. Jude Medical, Inc.            420,930           20,680,291                                                       46,306,142
                                                     ------------                                                     ------------
                                                       32,563,902
                                                     ------------    Semiconductors - 11.31%
                                                                        Applied Materials, Inc.         919,250         17,511,712
Healthcare - Services - 0.90%                                        *  Broadcom Corporation            278,400         18,986,880
*  Tenet Healthcare Corporation      861,330            6,261,869    *  MEMC Electronic Materials, Inc. 572,100         16,350,618
                                                     ------------       Microchip Technology, Inc.      410,200         15,386,602
                                                                        Xilinx, Inc.                    365,200         10,284,032
Insurance - 5.72%                                                                                                     ------------
   AFLAC, Inc.                       338,900           15,911,355                                                       78,519,844
   CIGNA Corporation                 196,050           23,839,680                                                     ------------
                                                     ------------
                                                       39,751,035
                                                     ------------

                                                                                                                         (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                      Shares           (Note 1)
-------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Note 1 - Investment Valuation

Software - 4.07%                                                     The Fund's  investments  in securities  are carried at value.
   Adobe Systems, Inc.               399,400         $ 15,864,168    Securities  listed on an  exchange  or  quoted on a  national
*  Electronic Arts Inc.              226,710           12,373,832    market  system are valued at the last sales  price as of 4:00
                                                     ------------    p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
                                                       28,238,000    over-the-counter  market are  generally  valued at the NASDAQ
                                                     ------------    Official  Closing  Price.  Other  securities  traded  in  the
Telecommunications - 5.12%                                           over-the-counter  market and listed  securities  for which no
*  Corning Incorporated              672,100           16,365,635    sale was  reported on that date are valued at the most recent
   Qualcomm, Inc.                    399,400           19,155,224    bid price.  Securities  and  assets for which  representative
                                                     ------------    market  quotations are not readily  available  (e.g.,  if the
                                                       35,520,859    exchange on which the portfolio security is halted during the
                                                     ------------    day and does not resume  prior to the Fund's net asset  value
Transportation - 1.90%                                               calculation)  or which cannot be accurately  valued using the
   United Parcel Service, Inc.       176,100           13,191,651    Fund's normal pricing  procedures are valued at fair value as
                                                     ------------    determined  in good  faith  under  policies  approved  by the
                                                                     Trustees.  A  portfolio  security's  "fair  value"  price may differ  from the  price  next  available  for that  portfolio
Total Common Stocks (Cost $630,038,371)               693,027,920    security   using  the  Fund's  normal   pricing   procedures.
                                                     ------------    Investment   companies   are  valued  at  net  asset   value.
                                                                     Instruments  with maturities of 60 days or less are valued at
Total Investments                                                    amortized cost, which approximates market value.
   (Cost $630,038,371) - 99.80%                      $693,027,920
Other Assets less Liabilities - 0.20%                   1,400,272
                                                     ------------

Net Assets - 100.00%                                 $694,428,192
                                                     ============

*  Non-income producing investment.
u  American Depositary Receipt.

The following acronyms and abbreviations are used in this portfolio:


AG - Aktiengesellschaft (Germany & Switzerland)
Ltd. - Limited (Various)
PLC - Public Limited Company (British)



Aggregate cost for federal  income tax purposes is  $630,919,556.
Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


Aggregate gross unrealized appreciation              $ 86,183,334
Aggregate gross unrealized depreciation               (24,074,970)
                                                     ------------
Net unrealized appreciation                          $ 62,108,364
                                                     ============



                                                                                                                         (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

-------------------------------------------------------------------  ---------------------------------------------------------------

-------------------------------------------------------------------  ---------------------------------------------------------------

Summary of Investments by Industry
                                         % of Net
Industry                                  Assets         Value
-----------------------------------------------------------------
Aerospace/Defense                          0.65%     $  4,523,088
Agriculture                                3.09%       21,457,096
Auto Manufacturers                         1.97%       13,715,745
Banks                                      1.95%       13,546,544
Commercial Services                        1.38%        9,558,539
Computer Services                          1.95%       13,553,162
Cosmetics/Personal Care                    2.49%       17,286,275
Diversified Financial Services            10.99%       76,347,556
Electric                                   2.84%       19,736,073
Healthcare - Products                      4.69%       32,563,902
Healthcare - Services                      0.90%        6,261,869
Insurance                                  5.72%       39,751,035
Internet                                   5.48%       38,046,139
Lodging                                    2.62%       18,159,690
Media                                      7.92%       54,964,776
Miscellaneous - Manufacturing              2.18%       15,144,407
Oil & Gas - Equipment & Services           5.07%       35,228,713
Pharmaceuticals                            8.84%       61,406,815
Retail                                     6.67%       46,306,142
Semiconductors                            11.31%       78,519,844
Software                                   4.07%       28,238,000
Telecommunications                         5.12%       35,520,859
Transportation                             1.90%       13,191,651
-----------------------------------------------------------------
Total                                     99.80%     $693,027,920


ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)     /s/ Tracey L. Hendricks
                              ________________________________
                              Tracey L. Hendricks
                              Treasurer, Assistant Secretary and
                              Principal Financial Officer

Date: March 27, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ W. Whitfield Gardner
                              ________________________________
                              W. Whitfield Gardner
                              Trustee, Chairman and Principal Executive Officer
                              Gardner Lewis Investment Trust

Date: March 24, 2006




By:  (Signature and Title)    /s/ Tracey L. Hendricks
                              ________________________________
                              Tracey L. Hendricks
                              Treasurer, Assistant Secretary and
                              Principal Financial Officer
                              Gardner Lewis Investment Trust

Date: March 27, 2006